Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
17.	SHARE-BASED COMPENSATION
Share options granted by the Company
In November 2012, the Company adopted a share incentive plan (“2012 Plan”), which was amended in October 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2012 Plan is 44,758,220 ordinary shares.
In November 2014, the Company adopted the 2014 share incentive plan (“2014 Plan”), pursuant to which a maximum aggregate of 14,031,194 Class A ordinary shares may be issued pursuant to all awards granted thereunder. Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan. With the adoption of the 2014 Plan, the Company will no longer grant any incentive shares under the 2012 Plan. The time and condition to exercise options will be determined by the Board or a committee of the Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. Under the 2014 Plan, share options are subject to vesting schedules ranging from two to four years.
In December 2024, the Company adopted the 2024 share incentive plan (“2024 Plan”), pursuant to which the maximum number of Class A ordinary shares of the Company available to be issued under the 2024 Plan will be the number of shares subject to awards that were not granted under the Company’s 2014 Share Incentive Plan, and the number of shares subject to awards granted under the Company’s 2014 Share Incentive Plan that have expired or otherwise been terminated without having been exercised in full and the shares issued pursuant to awards granted under the Company’s 2014 Share Incentive Plan that have been forfeited to or repurchased by the Company due to failure to vest, plus an annual increase of 1.5% of the total outstanding shares on the last day of the immediately preceding calendar year on the first day of each calendar year during the term of the 2024 Plan, beginning in 2025.

The following table summarizes the option activity for the year ended December 31, 2024:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2023	29,283,953	0.0123	7.27	101,402

Granted	7,899,352	0.0002
Exercised	(4,386,870)	0.0002
Forfeited	(1,530,134)	0.0025

Outstanding as of December 31, 2024	31,266,301	0.0114	7.03	120,175

Exercisable as of December 31, 2024	16,160,890	0.0219	5.37	61,947
There
were 16,160,890 vested options, and 13,344,146 options expected to vest within the remaining vesting schedules as of December 31, 2024. For options expected to vest, the weighted-average exercise price was US$0.0002 as of December 31, 2024 and aggregate intrinsic value was US$43,420 and US$51,439 as of December 31, 2023 and 2024, respectively.
The weighted-average grant-date fair value of the share options granted during the years 2022, 2023, and 2024 was US$2.48, US$4.00 and US$2.57, respectively. The total intrinsic value of options exercised for the years ended December 31, 2022, 2023, and 2024 was US$20,261, US$24,815 and US$14,162, respectively.
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2022	2.20%~4.86%	6 years	50.3%~57.8%	—	0.0002
2023	4.24%~5.66%	6 years	62.5%~66.1%	—	0.0002
2024	4.43%~5.22%	6 years	62.5%~64.2%	3.5%	0.0002

(1)	Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Expected term
The expected term of the options represents the period of time between the grant date and the time the options are either exercised or forfeited, including an estimate of future forfeitures for outstanding options.

(3)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company in the period equal to the expected term of the options.

(4)	Dividend yield
The dividend yield was estimated by the Group based on its historical dividend experience and expected future changes, if any.

(5)	Exercise price
The exercise price of the options was determined by the Group’s board of directors.

(6)	Fair value of underlying ordinary shares
The fair value of the ordinary shares is determined as the closing sales price of the ordinary shares as quoted on the principal exchange or system.
For employee, executives and
non-employee
share options, the Group recorded share-based compensation of RMB363,361, RMB246,551 and RMB183,999 during the years ended December 31, 2022, 2023 and 2024, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.
As of December 31, 2024, total unrecognized compensation expense relating to unvested share options was RMB308,003, which will be recognized over a weighted average period of 2.65 years. The weighted-average remaining contractual term of options outstanding is 7.03 years.
Restricted share units (“RSUs”) granted by the Company
On April 15, 2022, April 6, 2023 and April 8, 2024, the Company granted 130,000, 130,000 and 100,000 shares of RSUs, respectively, to independent directors under the 2014 Plan with a vesting period of 4 years.
The Company will forfeit the unvested portion of the RSUs if the grantees terminate their service during the vesting period. No shares of RSUs were forfeited in 202
4
.
The Group recorded share-based compensation of RMB9,335, RMB5,799 and RMB3,479 for RSUs for the years ended December 31, 2022, 2023 and 2024, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.
As of December 31, 2024, total unrecognized compensation expense relating to unvested RSUs was RMB4,270 which will be recognized over a weighted average period of 2.29 years.
Share options granted by Tantan
In March 2015, Tantan adopted the 2015 share incentive plan (“2015 Plan”), pursuant to which a maximum aggregate of 1,000,000 shares may be issued pursuant to awards may be authorized, but unissued ordinary shares. The Board of Directors of Tantan may in its discretion make adjustments to the numbers of shares. In April 2016 and March 2017, the Board of Directors of Tantan approved to adjust the numbers of shares to a maximum aggregate of 2,000,000 and 2,793,812, respectively.
In July 2018, Tantan adopted the 2018 share incentive plan (“2018 Plan”), pursuant to which the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable
. The time and condition to exercise options will be determined by Tantan’s Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination.

Tantan split its shares
1-for-5
on August 30, 2019. As a result, the Board of Directors of Tantan approved the amended and restated 2015 share incentive plan (“Amended and Restated 2015 Plan”) and adjusted the maximum aggregate number of shares which may be issued under the 2015 plan to 9,039,035 shares; the Board of Directors of Tantan also approved the amended and restated 2018 share incentive plan (“Amended and Restated 2018 Plan”) and adjusted the maximum aggregate number of shares which may be issued under the 2018 plan to 29,818,370 shares, plus that number of ordinary shares authorized for issuance under Tantan’s Amended and Restated 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable. Accordingly, all below figures are adjusted retrospectively.
Options classified as equity awards
The following table summarizes the option activity for the year ended December 31, 2024:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2023	3,812,301	1.6516	5.69	—

Repurchased	(126,366)	2.0302
Forfeited	(106,668)	0.1282

Outstanding as of December 31, 2024	3,579,267	1.6883	4.59	—

Exercisable as of December 31, 2024	3,238,055	1.8660	4.29	—
During the years ended December 31, 2023 and 2024, the Company voluntarily repurchased for employees’ vested options upon the termination of their employment with total consideration of RMB13,422 and RMB4,775, respectively. Those options were subsequently canceled. Cash payments amounting to RMB28,126 and RMB9,628 were made during the year ended December 31, 2023 and 2024, respectively. The Group recorded the consideration directly to equity, to the extent that the amount does not exceed the fair value of the vested option repurchased at the repurchase date. The Group recorded any excess of the repurchase price over the fair value of the vested options repurchased as additional compensation cost.
There were 3,238,055 vested options, and 341,213 options expected to vest within the remaining vesting schedules as of December 31, 2024. For options expected to vest, the weighted-average exercise price was US$0.0016 as of December 31, 2024 and the aggregate intrinsic value amounted to US$ nil and US$ nil as of December 31, 2023 and 2024, respectively.
The weighted-average grant-date fair value of the share options granted during the years ended December 31, 2022
and
2023 was US$ nil and US$ nil, respectively.
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2022	4.40%~4.40%	10 years	56.2%~56.2%	—	0.0001
2023	5.45%	10 years	56.6%	—	0.0001

(1)	Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options, plus the country default spread of China.
(2)	Contractual term
Tantan used the original contractual term.

(3)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield
The dividend yield was estimated by Tantan based on its expected dividend policy over the expected term of the options.

(5)	Exercise price
The exercise price of the options was determined by the Board of Directors of Tantan.

(6)	Fair value of underlying ordinary shares
The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation before Tantan was acquired and on a contemporaneous valuation after Tantan was acquired, which used management’s best estimate for projected cash flows as of each valuation date.
For share options classified as equity awards, Tantan recorded share-based compensation of RMB28,788, RMB14,751 and RMB5,094 during the years ended December 31, 2022, 2023 and 2024, respectively, based on the fair value of the grant dates over the requisite service period of award according to the vesting schedule for employee share option.
As of December 31, 2024, total unrecognized compensation expense relating to unvested share options was RMB8 which will be recognized over a weighted average period of 0.003 years. The weighted-average remaining contractual term of options outstanding is 4.59 years.